PROMISSORY NOTES - Q1	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
PROMISSORY NOTES	PROMISSORY NOTES
Bridge Financing
In connection with signing the Merger Agreement, GRI Operations entered into a Securities Purchase Agreement, dated as of December 13, 2022 (Bridge SPA), with Altium, pursuant to which GRI Operations issued senior secured promissory notes (Bridge Notes) in the aggregate principal amount of $3,333, in exchange for an aggregate purchase price of $2,500.
The Bridge Notes were issued in two closings: (i) the first closing for $1,667 in aggregate principal amount (in exchange for an aggregate purchase price of $1,250) closed on December 14, 2022; and (ii) the second closing for
$1,667 in aggregate principal amount (in exchange for an aggregate purchase price of $1,250) closed on March 9, 2023. The Bridge Notes were secured by a lien on all of the Company’s assets.
In addition, upon the funding of each tranche, Altium received warrants to purchase an aggregate of 13,763 shares of the Common Stock (the Bridge Warrants). The Bridge Warrants had an exercise price of $121.03 per share, were exercisable at any time on or after the applicable issuance date and had a term of 60 months from the date all shares underlying the Bridge Warrants were freely tradable.
The $1,250 of proceeds from the first closing were allocated to the Bridge Notes and Bridge Warrants based on their relative fair values as of the commitment date, resulting in an allocation of $679 and $571, respectively. The $1,250 of proceeds from the second closing were allocated to the Bridge Notes and Bridge Warrants based on their relative fair values as of the commitment date, resulting in an allocation of $718 and $532, respectively.
In addition to the Bridge SPA, and also in connection with signing the Merger Agreement, the Company, GRI Operations and Altium entered into the Equity SPA (Note 10) pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of GRI Operations’ common stock immediately prior to the consummation of the Merger.
On April 21, 2023, the Company completed the Merger and the outstanding principal and accrued interest on the Bridge Notes was cancelled and the Bridge Warrants were exchanged for the Exchange Warrants. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $1,340.43 per share subject to adjustments for splits and recapitalization events.
The Bridge Notes were accounted for as share-settled debt under the accounting guidance in ASC 835-30 and, as such, the initial net carrying amounts were accreted to the redemption amounts using the effective interest method. The Company incurred debt issuance costs of $205 during the year ended December 31, 2022 and $90 during the year ended December 31, 2023 related to its issuance of debt under the Bridge SPA. Unamortized debt discounts and debt issuance costs totaled $1,065 as of December 31, 2022. Interest expense stemming from amortization of debt discounts and issuance costs was $2,104 for the year ended December 31, 2023.
TEP Note
In November 2018, GRI Operations and TEP Biotech, LLC (TEP) entered into a convertible note and warrant purchase agreement pursuant to which TEP agreed to fund up to $5,000 to GRI Operations in exchange for a convertible promissory note (the TEP Note) and a warrant to purchase up to 277 shares of GRI Operations’ common stock at an exercise price of $0.01 per share. The TEP Note was secured by GRI Operations’ assets and accrued simple interest on the outstanding principal balance at a rate of 12% per annum. The total outstanding principal and accrued interest balance was initially due on the earlier of GRI Operations’ next financing, as defined, and May 2, 2020. The initial $2,500 tranche under the TEP Note was funded upon execution of the agreement in November 2018.
In December 2019, GRI Operations and TEP amended the TEP Note. In lieu of TEP funding the second $2,500 tranche, TEP made a first additional advance of $500 to GRI Operations in exchange for a convertible promissory note, a warrant to purchase up to 189 shares of GRI Operations’ common stock at an exercise price of $0.01 per share, and the assignment of GRI Operations’ rights under a certain call option agreement. The call option agreement, which was entered into in 2015, provided GRI Operations’ with the right to repurchase up to 436 shares of GRI Operations’ common stock held by the counterparty for $2,433.34 per share at any time before April 1, 2025.
In July 2020, the TEP Note maturity date was extended to August 31, 2020, and in March 2021, TEP agreed to forbear on its available right to exercise remedies on account of GRI Operations’ failure to pay the past due principal and accrued interest balance until October 31, 2021.
In May 2021, GRI Operations and TEP amended the TEP Note, and TEP agreed to make a second additional advance of $500 to GRI Operations in exchange for a convertible promissory note with separate, modified conversion options.
In July 2022, GRI Operations and TEP further amended the TEP Note, and TEP agreed to make a third additional advance of $125 to GRI Operations in exchange for a convertible promissory note and a warrant to purchase up to 12 shares of GRI Operations’ common stock at an exercise price of $0.01 per share.
In October 2022, GRI Operations and TEP entered into a conversion agreement pursuant to which, effective upon the full execution of the Merger Agreement (Note 4), $3,500 of outstanding principal under the TEP Note together with $650 of related accrued interest was to automatically convert into 1,705 shares of GRI Operations’ common stock at a conversion price of $2,433.34 per share. Further, upon the closing of the first tranche of the Bridge Notes, GRI Operations was to repay, in cash, the $125 third additional advance under the TEP Note along with the $15 of related accrued interest. Upon issuance of the 1,705 conversion shares and payment of the $140 principal and accrued interest balance, GRI Operations would fully satisfy all of its obligations under the TEP Note.
In December 2022, upon the full execution of the Merger Agreement and the closing of the first tranche of the Bridge Notes GRI Operations issued the 1,705 conversion shares and paid the $140 principal and accrued interest balance as per the terms of the conversion agreement. The share numbers and exercise or conversion prices in this section of Note 9 entitled “TEP Note” reflect the Exchange Ratio retroactively.
As part of the conversion, the $4,150 of converted principal and accrued interest, along with $863 of related forfeited accrued interest through the conversion date, were credited to stockholders’ deficit. Interest expense recognized on the TEP Note was $352 for the year ended December 31, 2022.
PROMISSORY NOTES
Bridge Financing
In connection with signing the Merger Agreement, GRI Operations entered into a Securities Purchase Agreement, dated as of December 13, 2022 (the Bridge SPA), with Altium, pursuant to which GRI Operations issued senior secured promissory notes (Bridge Notes) in the aggregate principal amount of $3,333, in exchange for an aggregate purchase price of $2,500.
The Bridge Notes were issued in two closings: (i) the first closing for $1,667 in aggregate principal amount (in exchange for an aggregate purchase price of $1,250) closed on December 14, 2022; and (ii) the second closing for
$1,667 in aggregate principal amount (in exchange for an aggregate purchase price of $1,250) closed on March 9, 2023. The Bridge Notes were secured by a lien on all of the Company’s assets.
In addition, upon the funding of each tranche, Altium received warrants to purchase an aggregate of 13,763 shares of Common Stock (the Bridge Warrants). The Bridge Warrants had an exercise price of $121.03 per share, were exercisable at any time on or after the applicable issuance date and had a term of 60 months from the date all shares underlying the Bridge Warrants were freely tradable.
The $1,250 of proceeds from the first closing were allocated to the Bridge Notes and Bridge Warrants based on their relative fair values as of the commitment date, resulting in an allocation of $679 and $571, respectively. The $1,250 of proceeds from the second closing were allocated to the Bridge Notes and Bridge Warrants based on their relative fair values as of the commitment date, resulting in an allocation of $718 and $532, respectively.
In addition to the Bridge SPA, and also in connection with signing the Merger Agreement, the Company, GRI Operations and Altium entered into the Equity SPA (Note 9) pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of GRI Operations’ Common Stock immediately prior to the consummation of the Merger.
On April 21, 2023, the Company completed the Merger and the outstanding principal and accrued interest on the Bridge Notes was cancelled and the Bridge Warrants were exchanged for the Exchange Warrants. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $1,340.43 per share subject to adjustments for splits and recapitalization events.
The Bridge Notes were accounted for as share-settled debt under the accounting guidance in ASC 835-30 and, as such, the initial net carrying amounts were accreted to the redemption amounts using the effective interest method. The Company incurred $295 of debt issuance costs related to its issuance of debt under the Bridge SPA, of which $90 was incurred during the three months ended March 31, 2023. Interest expense stemming from amortization of debt discounts and issuance costs was $1,161 for the three months ended March 31, 2023.